Derivative Liability	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability

NOTE 7 – DERIVATIVE LIABILITY

During the nine months ended December 31, 2019, we had the following activity in our derivative liability account:

Derivative liability at March 31, 2019	$1,358,901
Derivative liability recorded on new instruments	1,206,139
Derivative liability reduced by debt settlement	(1,676,735)
Change in fair value	(504,635)
Derivative liability at December 31, 2019	$383,670

We use the binomial option pricing model to estimate fair value for those instruments convertible into common stock, at inception, at conversion date, and at each reporting date. During the nine months ended December 31, 2019, the assumptions used in our binomial option pricing model were in the following range:

Risk free interest rate	1.53% - 2.13%
Expected life in years	0.03 - 1.25
Expected volatility	250% - 381%

NOTE 8 – DERIVATIVE LIABILITY

During the years ended March 31, 2020 and 2019, we had the following activity in our derivative liability account:

Derivative liability at March 31, 2018	$-
Derivative liability recorded on new instruments	1,144,525
Change in fair value	214,376
Derivative liability at March 31, 2019	1,358,901
Derivative liability recorded on new instruments	1,924,569
Derivative liability extinguished with notes settled	(1,918,744)
Change in fair value	(571,231)
Derivative liability at March 31, 2020	$793,495

We use the binomial option pricing model to estimate fair value for those instruments convertible into common stock, at inception, at conversion or settlement date, and at each reporting date. During the year ended March 31, 2020 and 2019, the assumptions used in our binomial option pricing model were in the following range:

Year Ended March 31,
	2020	2019
Risk free interest rate	0.17% - 2.13%	2.40% - 2.58%
Expected life in years	0.03 - 1.25	0.35 - 1.25
Expected volatility	224% - 381%	222% - 268%